GOODWILL AND OTHER INTANGIBLE ASSETS (Tables)	12 Months Ended
Mar. 31, 2013
Intangible Assets Subject to Amortization

Intangible assets are summarized as follows:

	March 31,
	2012		2013
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
	(Yen in millions)
Intangible assets subject to amortization:
Software	¥31,493	¥21,906	¥35,522	¥24,764
Patent rights	16,818	14,170	12,773	9,686
Customer relationships	31,473	12,214	37,314	16,454
Other	16,281	6,966	16,698	6,678

Total	¥96,065	¥55,256	¥102,307	¥57,582

Intangible Assets Not Subject to Amortization

	March 31,
	2012	2013
	Gross Carrying Amount	Gross Carrying Amount
	(Yen in millions)
Intangible assets not subject to amortization:
Trademark	¥8,842	¥9,856
Other	2	2

Total	¥8,844	¥9,858

Intangible Assets Subject to Amortization Acquired

Intangible assets acquired during the year ended March 31, 2013 are as follows:

Year ended March 31, 2013
(Yen in millions)
Intangible assets subject to amortization:
Software	¥4,949
Patent rights	1,811
Customer relationships	4,014
Other	452

Total	¥11,226

Estimated Aggregate Amortization Expenses for Intangible Assets for Next Five Years

The estimated aggregate amortization expenses for intangible assets for the next five years are as follows:

Years ending March 31,	(Yen in millions)
2014	¥7,819
2015	6,357
2016	5,584
2017	4,194
2018	3,652

Changes in Amounts of Goodwill by Reporting Segment

The changes in the amounts of goodwill by reporting segment in the years ended March 31, 2012 and 2013 are as follows:

	Fine Ceramic Parts Group	Semiconductor Parts Group	Applied Ceramic Products Group	Electronic Device Group	Telecommunications Equipment Group	Information Equipment Group	Others	Total
	(Yen in millions)
Balance at March 31, 2011
Goodwill	¥100	¥1,266	¥8,356	¥26,868	¥18,456	¥13,192	¥4,595	¥72,833
Accumulated impairment losses	—	—	(5,415)	—	—	(22)	(2,695)	(8,132)

	100	1,266	2,941	26,868	18,456	13,170	1,900	64,701
Goodwill acquired during the year	—	—	11,320	14,143	—	391	—	25,854
Impairment of goodwill	—	—	—	—	—	—	—	—
Translation adjustments and reclassification to other accounts	—	(4)	(616)	(148)	—	(748)	—	(1,516)

Balance at March 31, 2012
Goodwill	100	1,262	19,060	40,863	18,456	12,835	4,595	97,171
Accumulated impairment losses	—	—	(5,415)	—	—	(22)	(2,695)	(8,132)

	100	1,262	13,645	40,863	18,456	12,813	1,900	89,039
Goodwill acquired during the year	—	—	—	3,419	—	272	6,305	9,996
Impairment of goodwill	—	—	—	—	—	—	—	—
Translation adjustments and reclassification to other accounts	—	51	1,453	1,390	—	1,496	—	4,390

Balance at March 31, 2013
Goodwill	100	1,313	20,513	45,672	18,456	14,603	10,900	111,557
Accumulated impairment losses	—	—	(5,415)	—	—	(22)	(2,695)	(8,132)

	¥100	¥1,313	¥15,098	¥45,672	¥18,456	¥14,581	¥8,205	¥103,425